Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM INVESTMENTS
Short-term investments	$ 28,400	$ 3,773
LONG-TERM INVESTMENTS
Long-term investments	230,474	126,117
Total	258,874	129,890	$ 29,057
Recurring fair value measurement
LONG-TERM INVESTMENTS
Total	240,244	127,389
Recurring fair value measurement | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	9,770	1,272
LONG-TERM INVESTMENTS
Long-term investments	211,164	105,004
Recurring fair value measurement | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	17,682	19,025
Recurring fair value measurement | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	1,628	2,088
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
LONG-TERM INVESTMENTS
Total	17,682	19,025
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	0	0
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	17,682	19,025
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant other observable inputs (Level 2)
LONG-TERM INVESTMENTS
Total	222,562	108,364
Recurring fair value measurement | Significant other observable inputs (Level 2) | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	9,770	1,272
LONG-TERM INVESTMENTS
Long-term investments	211,164	105,004
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	1,628	2,088
Recurring fair value measurement | Significant unobservable inputs (Level 3)
LONG-TERM INVESTMENTS
Total	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Convertible debt
SHORT-TERM INVESTMENTS
Short-term investments	0	0
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common shares held
LONG-TERM INVESTMENTS
Long-term investments	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Warrants and other
LONG-TERM INVESTMENTS
Long-term investments	$ 0	$ 0